Long-Term Debt and Notes Payable (Details) - USD ($)					3 Months Ended	12 Months Ended
	Nov. 13, 2023	Feb. 14, 2023	Jan. 20, 2023	Jun. 25, 2019	Mar. 31, 2024	Dec. 31, 2023	May 15, 2024	Nov. 15, 2023	Nov. 14, 2023	Dec. 31, 2022
Long-Term Debt and Notes Payable [Line Items]
Payment exceed amount					$ 5,000,000	$ 5,000,000
Borrower amount					1,000,000	1,000,000				$ 26,750,000
Borrower deposit					$ 5,000,000	5,000,000
Deferred finance costs						1,093,318
Principal balance						$ 276,807,063
Percentage of interest					18.00%	18.00%
Per warrant (in Dollars per share)					$ 1	$ 1
Warrant issued (in Shares)					5,684,000	5,434,000
Share issued (in Shares)						90,000
Loss on extinguishment	$ 2,280,437
Maximum facility amount				$ 50,000,000	$ 500,000
Letters of credit outstanding amount									$ 23,750,000	$ 702,600
Fund deposited					$ 5,000,000
Debt service reserve account, percentage					10.00%
Loan principal balance					$26,793,529
Additional cash received					$ 250,000
Warrants issued					$ 250,000
Exercise price per share (in Dollars per share)					$ 11.5
Senior Secured Term Loan Agreement [Member]
Long-Term Debt and Notes Payable [Line Items]
Aggregate principal amount						$ 28,000,000		$ 28,000,000
Debt service reserve account fund					$ 2,600,000	$ 2,600,000
Loan accrues interest rate					6.50%	6.50%
Interest expense					$ 42,279
Principal balance						$ 276,807,063
Unamortized discount					994,616
Accrued interest					173,042
Guaranty Agreement [Member]
Long-Term Debt and Notes Payable [Line Items]
Interest expense						56,422
Unamortized discount						1,036,895
Accrued interest						173,004
Seller Promissory Note [Member]
Long-Term Debt and Notes Payable [Line Items]
Aggregate principal amount						$ 15,000,000
Loan accrues interest rate						12.00%
Accrued interest					819,863	$ 277,397
Seller Promissory Note [Member] | OpCo [Member]
Long-Term Debt and Notes Payable [Line Items]
Loan accrues interest rate							12.00%
Private Notes Payable [Member]
Long-Term Debt and Notes Payable [Line Items]
Aggregate principal amount	$ 2,089,500					$ 5,434,000
Loan accrues interest rate						15.00%
Unamortized discount					770,902	$ 1,135,131
Accrued interest						$ 158,801
Common stock price (in Dollars per share)						$ 11.5
Share issued (in Shares)	451,563
Promissory Notes [Member]
Long-Term Debt and Notes Payable [Line Items]
Accrued interest					$ 19,807	$ 158,801
Subsequent Event [Member] | Seller Promissory Note [Member]
Long-Term Debt and Notes Payable [Line Items]
Aggregate principal amount							$ 15,000,000
Class A Common Stock [Member]
Long-Term Debt and Notes Payable [Line Items]
Per warrant (in Dollars per share)		$ 11.5	$ 11.5
Share issued (in Shares)					10,000	10,000
Class A Common Stock [Member] | Private Notes Payable [Member]
Long-Term Debt and Notes Payable [Line Items]
Accrued interest	$ 168,271
Debt Service Reserve Account [Member]
Long-Term Debt and Notes Payable [Line Items]
Borrower deposit					$ 2,600,000	$ 2,600,000